BNY Mellon Opportunistic Municipal Securities Fund
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — .4%
Collateralized Municipal-Backed Securities — .4%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	830,540	799,477
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. A	3.50	12/20/2035	936,349	880,042
Total Bonds and Notes (cost $1,952,977)				1,679,519

Long-Term Municipal Investments — 100.3%
Alabama — 3.5%
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	1,000,000	998,697
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	2,300,000	2,285,519
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,850,000	1,947,362
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1(a)	4.00	6/1/2027	1,000,000	1,010,566
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	4,250,000	4,318,821
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	1,000,000	874,546
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A	4.20	5/1/2034	1,500,000	1,497,269
University of Alabama at Birmingham, Revenue Bonds (Board of Trustees) Ser. B	4.00	10/1/2035	2,000,000	2,005,451
				14,938,231
Arizona — 3.8%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2038	3,065,000	2,817,194
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2048	2,000,000	1,966,361
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.38	7/1/2050	2,500,000	2,385,608
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000	1,380,714
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2046	2,000,000	1,806,190
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,000,000	888,864
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	1,175,000	1,188,421
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2038	2,750,000	2,806,499
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	1,000,000	921,981
				16,161,832
Arkansas — 1.1%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	4,800,000	4,818,761
California — 5.6%
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2052	2,500,000	2,504,477
California, GO, Refunding	5.25	9/1/2047	1,000,000	1,041,457
California Community Choice Financing Authority, Revenue Bonds Ser. D(a)	5.00	7/1/2034	2,500,000	2,605,816

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
California — 5.6% (continued)
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,000,000	1,064,712
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	400,000	364,709
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(a)	5.25	10/1/2035	1,000,000	1,098,284
California Housing Finance Agency, Revenue Bonds,	3.50	11/20/2035	1,399,302	1,306,428
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,675,000	3,612,943
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	1,000,000	967,862
California Municipal Finance Authority, Revenue Bonds, Refunding, Ser. A(b)	5.38	11/1/2045	775,000	766,781
California Municipal Finance Authority, Revenue Bonds, Refunding, Ser. A(b)	5.63	11/1/2054	500,000	494,296
California University, Revenue Bonds, Refunding, Ser. B2(a)	0.55	11/1/2026	1,000,000	964,628
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2034	2,175,000	2,419,650
San Diego County Regional Airport Authority, Revenue Bonds Ser. B	5.50	7/1/2055	1,000,000	1,032,875
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	1,750,000	1,505,307
Southern California Public Power Authority, Revenue Bonds (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,000,000	2,055,450
				23,805,675
Colorado — 2.7%
Canyons Metropolitan District No. 5, GO, Refunding (Insured; Build America Mutual) Ser. A	5.00	12/1/2040	600,000	618,532
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities)	5.00	12/1/2043	2,955,000	2,853,827
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	2,000,000	1,678,903
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	4.00	1/1/2036	2,000,000	1,984,835
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.50	11/15/2053	3,000,000	3,071,961
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2031	950,000	1,014,657
				11,222,715
Connecticut — .2%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,000,000	798,347
Delaware — .2%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement- Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	960,949
District of Columbia — 2.3%
District of Columbia, Revenue Bonds, Ser. A	5.50	7/1/2047	3,000,000	3,121,447
District of Columbia, Revenue Bonds, Refunding (The Catholic University Of America) Ser. A	5.75	10/1/2055	1,000,000	1,024,396
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,525,383
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	2,500,000	2,074,357
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	1,000,000	1,006,552
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.13	7/15/2047	1,000,000	884,390
				9,636,525
Florida — 4.8%
Broward County Airport System, Revenue Bonds	5.00	10/1/2037	1,560,000	1,569,426

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Florida — 4.8% (continued)
Florida Development Finance Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/2053	2,410,000	2,307,727
Florida Local Government Finance Commission, Revenue Bonds Ser. A(b)	5.50	6/15/2040	2,300,000	2,295,960
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,000,000	954,874
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	1,000,000	1,053,386
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	1,500,000	1,271,319
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,000,379
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,519,961
Mid-Bay Bridge Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2040	1,000,000	1,003,494
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. A	5.00	10/1/2053	2,000,000	1,946,614
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	3,305,000	2,693,086
Village Community Development District No. 15, Special Assessment Bonds(b)	5.25	5/1/2054	1,500,000	1,448,281
				20,064,507
Georgia — 2.6%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2037	1,100,000	1,130,088
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2055	1,000,000	994,819
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.25	1/1/2054	1,995,000	2,035,417
Georgia Ports Authority, Revenue Bonds	4.00	7/1/2052	1,250,000	1,066,365
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	2,000,000	2,087,250
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	4.00	9/1/2026	1,250,000	1,252,943
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	2,500,000	2,626,029
				11,192,911
Illinois — 6.6%
Chicago, GO Ser. A	6.00	1/1/2050	1,000,000	1,022,426
Chicago, GO (Housing And Economic Development Projects) Ser. F	6.00	1/1/2055	1,500,000	1,529,418
Chicago, GO, Ser. A	5.00	1/1/2045	1,500,000	1,410,674
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	1,000,000	1,022,338
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2033	1,000,000	1,023,286
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,560,819
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,000,000	986,659
Chicago O’Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	1,500,000	1,512,543
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2039	1,150,000	1,193,177
Chicago Wastewater, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2044	1,500,000	1,523,146
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	1,750,000	1,826,263
Illinois, GO, Refunding, Ser. D	4.00	7/1/2037	1,750,000	1,651,363
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	2,000,000	2,001,652
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	665,000	644,512
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	3,760,000	3,143,747
Illinois Housing Development Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	1,185,000	1,172,982

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Illinois — 6.6% (continued)
Metropolitan Water Reclamation District of Greater Chicago, GO (Sustainable Bond) Ser. A	5.00	12/1/2044	1,000,000	1,030,186
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2040	1,475,000	1,329,672
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,000,000	945,782
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	1,350,000	1,251,710
				27,782,355
Indiana — .5%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	1,980,000	1,986,003
Iowa — 2.0%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(c)	5.00	12/1/2032	1,000,000	1,129,353
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	7.25	5/15/2038	2,000,000	2,243,134
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2030	1,500,000	1,579,098
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2049	2,000,000	1,650,329
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	2,000,000	2,021,114
				8,623,028
Kentucky — 1.1%
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	4,500,000	4,826,649
Louisiana — 2.2%
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2054	2,000,000	2,053,610
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.50	9/1/2059	2,500,000	2,490,927
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2050	1,335,000	1,362,922
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2036	1,135,000	1,159,358
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	1,100,000	1,090,764
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)(a)	2.20	7/1/2026	1,000,000	991,904
				9,149,485
Maine — .4%
Finance Authority of Maine, Revenue Bonds	5.50	7/1/2050	1,750,000	1,799,446
Maryland — .8%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,490,000	2,335,501
Maryland Stadium Authority, Revenue Bonds	4.00	6/1/2049	1,150,000	989,197
				3,324,698
Massachusetts — 2.1%
Massachusetts Development Finance Agency, Revenue Bonds (Brown University) Ser. A	5.50	8/15/2050	1,500,000	1,503,031
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston College) Ser. W	5.00	7/1/2055	2,250,000	2,254,543
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	1,750,000	1,784,619
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.25	11/1/2051	1,000,000	1,011,581
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Boston Medical Center)	4.38	7/1/2052	1,000,000	846,795
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B	4.50	6/1/2056	1,500,000	1,330,727
				8,731,296

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Michigan — 4.2%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2042	1,500,000	1,533,116
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	2,885,000	2,866,428
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	795,000	787,722
Great Lakes Water Authority, Revenue Bonds, Ser. D	5.50	7/1/2050	1,500,000	1,566,913
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000	1,008,791
Michigan Finance Authority, Revenue Bonds (Henry Ford Health System Obligated Group) Ser. A	4.00	11/15/2050	1,665,000	1,388,232
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	1,425,000	1,316,480
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	4.38	2/28/2054	1,000,000	874,448
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2033	3,900,000	3,983,782
Michigan Trunk Line, Revenue Bonds (State Trunk Line Fund Bond)	4.00	11/15/2046	1,050,000	933,018
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	1,800,000	1,616,429
				17,875,359
Minnesota — 1.2%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. A	4.00	1/1/2054	2,500,000	2,075,847
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	2,000,000	1,999,541
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.50	6/1/2063	1,000,000	883,333
				4,958,721
Missouri — .2%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group) Ser. A	5.25	2/1/2054	1,000,000	937,460
Nevada — 1.8%
Clark County, GO, Ser. A	5.00	6/1/2043	5,000,000	5,047,561
Clark County School District, GO, Ser. A	5.00	6/15/2039	1,500,000	1,561,931
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	920,000	919,618
				7,529,110
New Hampshire — .8%
New Hampshire Business Finance Authority, Revenue Bonds Ser. A	5.50	6/1/2050	1,000,000	1,012,704
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(d)	0.00	12/15/2033	1,500,000	908,479
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.00	12/1/2040	515,000	488,578
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.13	12/1/2043	1,000,000	921,508
				3,331,269
New Jersey — 1.4%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.38	1/1/2035	1,595,000	1,620,972
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	1,500,000	1,528,133
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	1,500,000	1,536,745
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	4.13	1/1/2054	700,000	601,247
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	620,000	616,071
				5,903,168
New York — 10.8%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	2,850,000	2,761,042
New York City, GO, Ser. F1	4.00	3/1/2047	200,000	173,432
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC1	4.25	6/15/2054	1,255,000	1,110,318

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
New York — 10.8% (continued)
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	1,000,000	1,043,060
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(b)	5.00	11/15/2044	2,000,000	1,917,369
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000	1,119,292
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	2,500,000	2,171,013
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,500,000	1,526,124
New York Transportation Development Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	6.00	6/30/2055	3,500,000	3,671,212
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	2,000,000	1,997,211
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	1,350,000	1,285,318
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2054	2,745,000	2,599,650
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	390,000	370,666
Tender Option Bond Trust Receipts, (Series 2023-XF1639) (New York State Urban Development Corp., Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%(b),(e),(f)	13.44	3/15/2053	10,000,000	10,048,996
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,107,821
Triborough Bridge & Tunnel Authority, Revenue Bonds, (MTA Bridges & Tunnels) Ser. A	5.25	5/15/2057	2,500,000	2,535,545
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000	5,111,808
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	1,000,000	889,361
				45,439,238
North Carolina — 1.0%
Charlotte Airport, Revenue Bonds, Refunding (Charlotte Douglas International) Ser. B	5.00	7/1/2038	1,000,000	1,032,390
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,145,000	2,054,331
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2038	1,000,000	1,001,789
				4,088,510
North Dakota — .3%
University of North Dakota, COP (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/1/2046	1,470,000	1,295,792
Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	7,335,000	5,930,042
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	1,000,000	944,804
Hamilton County Sewer System, Revenue Bonds, Ser. A	5.00	12/1/2049	3,350,000	3,374,682
University of Cincinnati, Revenue Bonds Ser. A	5.25	6/1/2049	3,000,000	3,076,719
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2054	1,000,000	924,977
				14,251,224
Oklahoma — .2%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,000,000	942,231
Oregon — 1.5%
Port of Portland, Revenue Bonds, Refunding, Ser. 28	4.00	7/1/2047	2,250,000	1,905,017

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Oregon — 1.5% (continued)
Port of Portland, Revenue Bonds, Refunding, Ser. 29	5.50	7/1/2048	1,150,000	1,178,292
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2053	3,250,000	3,316,595
				6,399,904
Pennsylvania — 5.4%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2033	2,750,000	2,807,951
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	2,500,000	2,047,768
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	1,750,000	1,550,329
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,500,000	3,522,238
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	1,400,000	1,466,415
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2043	1,500,000	1,544,053
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	3,000,000	3,011,709
Philadelphia Authority for Industrial Development, Revenue Bonds, (Rebuild Project)	5.00	5/1/2039	2,650,000	2,796,552
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2039	2,000,000	2,113,649
Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.50	9/1/2048	1,000,000	947,752
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,021,934
				22,830,350
Rhode Island — .3%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,250,000	1,206,375
South Carolina — 1.6%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2033	3,000,000	3,030,227
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,000,000	1,624,278
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.25	12/1/2054	2,000,000	2,012,746
				6,667,251
Tennessee — 1.4%
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Refunding (East Tennessee Children’s Hospital)	4.00	11/15/2048	1,010,000	825,933
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2048	1,750,000	1,753,984
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	2,000,000	2,011,130
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000	1,530,282
				6,121,329
Texas — 10.8%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2059	500,000	439,503
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	5.75	8/15/2033	3,000,000	3,003,581
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000	827,351
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2042	2,000,000	2,038,775
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	2,550,000	2,599,047
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	1,925,000	1,599,124

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Texas — 10.8% (continued)
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2040	2,500,000	2,607,456
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Municipal Corp.)	5.50	2/15/2050	1,500,000	1,550,185
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	1,500,000	1,508,874
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.25	8/15/2052	3,000,000	3,045,071
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2037	2,000,000	2,081,697
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,005,188
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,225,000	1,033,712
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2034	3,500,000	3,502,922
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,000,000	816,095
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	1,045,000	1,046,708
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	4,175,000	4,176,255
Plano Independent School District, GO	5.00	2/15/2043	1,000,000	1,024,841
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	1,500,000	1,622,868
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children’s Medical Center)	5.00	12/1/2043	1,000,000	1,020,699
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	2,000,000	2,173,208
Texas Municipal Power Agency, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.50	9/1/2050	1,700,000	1,762,221
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	4.13	8/15/2054	5,000,000	4,280,359
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,000,000	887,173
				45,652,913
U.S. Related — 1.6%
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	4,500,000	4,639,110
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,000,000	2,118,144
				6,757,254
Utah — 1.3%
Downtown Revitalization Public Infrastructure District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.50	6/1/2055	1,000,000	1,040,506
Mida Cormont Public Infrastructure District, GO, Ser. A1(b)	6.25	6/1/2055	1,000,000	1,020,495
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2034	2,000,000	2,027,300
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	5.50	6/1/2040	1,200,000	1,291,538
				5,379,839
Virginia — .6%
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (I- 495 HOT Lanes Project)	5.00	12/31/2052	1,500,000	1,406,759
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,250,000	1,080,852
				2,487,611
Washington — 3.2%
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.25	12/1/2047	1,000,000	1,040,214
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	2,500,000	2,554,593
Port of Seattle, Revenue Bonds, Refunding, Ser. B	4.00	8/1/2047	1,500,000	1,240,089
Tacoma Electric System, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	1/1/2054	1,250,000	1,254,966
Washington, GO, Ser. B	5.00	2/1/2043	2,710,000	2,781,776
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	2,450,000	2,305,759

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Washington — 3.2% (continued)
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	2,000,000	1,501,168
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	700,000	741,912
				13,420,477
West Virginia — 1.3%
West Virginia Economic Development Authority, Revenue Bonds (Commercial Metals Company Project)(a)	4.63	5/15/2032	2,135,000	2,082,029
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	3,500,000	3,595,166
				5,677,195
Wisconsin — 3.5%
Public Finance Authority, Revenue Bonds	6.50	6/30/2060	1,500,000	1,578,155
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000	1,456,748
Public Finance Authority, Revenue Bonds (KSU Bixby Real Estate Foundation LLC Project) Ser. B	5.50	6/15/2055	750,000	734,501
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	2,226,782	2,215,358
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2041	715,000	722,407
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,500,000	1,513,886
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. B(a)	4.00	10/1/2030	2,855,000	2,903,157
Sheboygan Area School District, GO	3.00	3/1/2043	1,000,000	780,052
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,000,000	870,022
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	4.25	4/1/2052	1,000,000	865,308
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2049	1,000,000	992,892
				14,632,486
Total Long-Term Municipal Investments (cost $444,143,104)				423,608,479
Total Investments (cost $446,096,081)			100.7%	425,287,998
Liabilities, Less Cash and Receivables			(.7%)	(3,138,865)
Net Assets			100.0%	422,149,133

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to $40,892,805 or 9.7% of net assets.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
See notes to statement of investments.

Statement of Investments
BNY Mellon Opportunistic Municipal Securities Fund
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	1,679,519	—	1,679,519
Municipal Securities	—	423,608,479	—	423,608,479
	—	425,287,998	—	425,287,998
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(7,500,000)	—	(7,500,000)
	—	(7,500,000)	—	(7,500,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At July 31, 2025, accumulated net unrealized depreciation on investments was $20,808,083, consisting of $1,815,464 gross unrealized appreciation and $22,623,547 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.